Defined benefit plans	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Defined benefit plans
21.
Defined benefit plans

The Group operates defined benefit pension plans in Switzerland and Belgium under broadly similar regulatory frameworks. All the plans are pension plans, which provide benefits to members in the form of a guaranteed minimum level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary throughout the period.

Background on the Group Swiss Pension Plan

Per Swiss law, Swiss pension plans are required to be administered by a separate pension fund that is legally separated from the entity. The law prescribes certain minimum benefits to be provided to the beneficiaries.

The pension plan of the employees of the Swiss subsidiary, VectivBio AG, is carried out by a collective fund with VZ LPP Collective Foundation. Under the Group Swiss Pension Plan, the employees are entitled to retirement benefits and risk insurance for death and disability. The board of the pension fund is composed of an equal number of representatives from both employers and employees.

In accordance with IAS 19, the above-mentioned pension plan is classified as defined benefit plan. The pension plan is described in detail in the corresponding statutes and regulations. The contributions of employers and employees in general are defined in percentages of the insured salary. The retirement pension is calculated based on the old-age credit balance on retirement multiplied by the fixed conversion rate. The employee has the option to withdraw the capital on demand. The death and disability pensions are defined as percentage of the insured salary. The assets are invested directly with the corresponding pension funds.

The pension fund can change their financing system, such as contributions and future payments, at any time. Also, when there is a deficit which cannot be eliminated through other measures, the pension fund can oblige the entity to pay a restructuring contribution. All affiliated companies to the VZ LPP Collective Foundation are partially reinsured for risk of disability and death. However, the pension fund could cancel the contract and VectivBio AG would have to join another pension fund.

Background on the Group Belgian Pension Plan

In Belgium, a minimum investment return has to be guaranteed on employer contributions. Belgian social legislation prescribes a minimum return to be guaranteed by the employer on the contributions paid (annual rate of 1.75% as from 1/1/2016). Therefore, there is a possibility that additional payments would be requested by the employer to make good of a potential deficit. Under IAS 19, these kinds of plans are therefore considered as Defined Benefit plans.

For both plans, no curtailment or settlement occurred during the years ended December 31, 2022, December 31, 2021 and December 31, 2020.

The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out as of December 31, 2022, by an independent third party. The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the Projected Unit Credit method.

The amounts recognized through profit or loss as employee benefits expense either within research and development expenses or within general and administrative expenses, depending on their function with respect to the defined benefit plans, are as follows:

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Current service cost	1,367	893	808
Interest cost	44	17	19
Expected return on plan assets	(35)	(12)	(13)
Administration costs	4	4	3
Expense recognized in profit or loss	1,380	902	817

The amounts recognized in OCI with respect to the defined benefit plans are as follows:

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	1,063	1,082	554
Actuarial (gains)/losses arising from demographic assumption	—	(650)	—
Actuarial (gains)/losses arising from financial assumptions	(4,272)	(376)	301
Return on plan assets excl. interest income	1,770	(513)	3
Expense recognized in other comprehensive income	(1,439)	(457)	858

The amount included in the consolidated statements of financial position arising from the Group’s obligation in respect to its defined benefit plan is as follows:

	As of December 31,
In thousands of USD	2022	2021	2020
Present value of defined benefit obligation	16,215	14,766	11,848
Fair value of plan assets	(14,105)	(11,576)	(8,291)
Net liability arising from defined benefit obligation	2,110	3,190	3,557

Movements in the present value of the defined benefit obligation in the reporting period were as follows:

In thousands of USD	2022	2021	2020
Beginning defined benefit obligation as of January 1	14,766	11,848	5,841
Current service cost	1,307	893	808
Interest expense on defined benefit obligation	44	17	19
Contributions paid by employees	878	612	378
Benefits (paid)/deposited	2,371	1,783	3,050
Remeasurement (gain)/loss on defined benefit obligation	(3,107)	57	854
Other	(58)	(18)	—
Foreign currency exchange (gains)/losses	14	(426)	898
Ending defined benefit obligation as of December 31	16,215	14,766	11,848

Movements in the present value of the plan assets in the reporting period were as follows:

In thousands of USD	2022	2021	2020
Beginning fair value of plan assets as of January 1	11,576	8,291	3,858
Return on plan assets excluding interest income	35	12	13
Contributions paid by employer	978	688	378
Contributions paid by employees	884	610	378
Benefits (paid)/deposited	2,371	1,783	3,049
Actuarial gain/(loss) on plan assets	(1,770)	513	(3)
Administration expense	(4)	(4)	(3)
Other	(11)	(18)	—
Foreign currency exchange gains/(losses)	46	(299)	621
Ending fair value of plan assets as of December 31	14,105	11,576	8,291

As of December 31, 2022, there was an unrecognized asset of USD 159 thousand arising from a surplus of plan assets in the defined benefit plan of some employees.

The allocation of the assets of the different asset classes corresponds to:

In thousands of USD	2022	2021	2020
Cash	0.8%	1.1%	1.8%
Bonds	62.1%	61.0%	60.0%
Equities	24.2%	24.9%	25.5%
Properties	10.1%	10.0%	10.0%
Other	2.8%	3.0%	2.7%
Total	100.0%	100.0%	100.0%

Principal assumptions used for the purposes of the actuarial valuations were as follows:

	For the year ended December 31,
	2022	2021	2020
Discount rate	2.25%	0.30%	0.15%
Interest credit rate	2.00%	1.00%	1.00%
Expected rate of salary increase	2.25%	2.00%	2.00%
Expected rate of pension increase	—	—	0.50%
Mortality rate	BVG 2020 GT	BVG 2020 GT	BVG 2015 GT

The following sensitivity analyses - based on the principal assumptions - have been performed based on reasonably possible changes to the assumptions occurring at the end of the reporting period:

If the discount rate would increase/(decrease) by 25 basis points, the defined benefit obligation would decrease by USD 550 thousand (increase by USD 583 thousand) (2021: decrease by USD 602 thousand (increase by USD 643 thousand)) (2020: decrease by USD 528 thousand (increase by USD 567 thousand)) if all other assumptions were held constant.

If the expected salary growth would increase (decrease) by 25 basis points, the defined benefit obligation would increase by USD 79 thousand (decrease by USD 78 thousand) (2021: increase by USD 76 thousand (decrease by USD 75 thousand)) (2020: increase by USD 75 thousand (decrease by USD 73 thousand)) if all other assumptions were held constant.

If the expected pension growth would increase by 25 basis points, the defined benefit obligation would increase by USD 274 thousand (2021: increase by USD 330 thousand) (2020: increase by USD 286 thousand) if all other assumptions were held constant.

No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on these financial statements.

The weighted-average duration of the defined benefit obligation at the end of the reporting period is 14.6 years (2021: 16.7 years) (2020: 18.3 years).

The Group expects to make further contributions of USD 995 thousand to the defined benefit plan during 2023.